REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue And Cost Of Sales
Concentrate sales	$ 34,551	$ 33,327	$ 34,925
Provisional pricing adjustments	(435)	32	(233)
Total Revenue	$ 34,116	$ 33,359	$ 34,692